Cash Flow Information	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Elements [Abstract]
Cash Flow, Supplemental Disclosures [Text Block]

NOTE 11.  Cash Flow Information

Cash paid during the years ended December 31, 2012 and 2011, is as follows (interest paid in the year ended December 31, 2011, excludes $178,585 which was paid to Oxford relating to termination of the term loan and was expensed as interest, as described in Note 5):

	Year Ended December 31,
	2012	2011

Interest	$—	$127,062

Income taxes paid	$41,567	$24,817

Income taxes (received)	$(25,539)	$—

Supplemental disclosure of non-cash investing and financing activities for the years ended December 31, 2012 and 2011, is as follows:

	Year Ended December 31,
	2012	2011

Warrant derivative liabilities transferred to equity on waiver of future anti-dilution rights	$—	$315,803

Conversion element of convertible promissory notes transferred to equity on modification of terms (See Note 5)	$—	$573,923

Conversion element bifurcated on issuance of convertible promissory notes	$—	$11,495,163

Interest converted to principal on convertible promissory notes	$801,645	$460,383

Beneficial conversion feature related to Series A-1 Convertible Preferred Stock	$—	$9,250,009

Inventory transferred to property and equipment	$—	$750,501

Accretion on Series A and B convertible preference shares of subsidiary associated with premium	$—	$(15,242)